SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted - (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account			$ 22,970			$ 74,485
Denominator: Weighted Average Class A common stock subject to possible redemption
Basis weighted average shares outstanding, Common stock			5,601,728
Diluted weighted average shares outstanding, Common stock			5,601,728
Basic net loss per share, Common stock			$ (0.21)
Diluted net loss per share, Common stock			$ (0.21)
Redeemable Class Common Stock
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account			$ 22,970
Unrealized gain on marketable securities held in Trust Account			919
Less: interest available to be withdrawn for payment of taxes			$ (23,889)
Denominator: Weighted Average Class A common stock subject to possible redemption
Basis weighted average shares outstanding, Common stock			19,525,316
Basic net loss per share, Common stock			$ 0.00
Non Redeemable Common Stock
Numerator: Earnings allocable to common stock subject to possible redemption
Net Income / Loss			$ (5,340,678)
Non-Redeemable Net Loss			$ (5,340,678)
Denominator: Weighted Average Class A common stock subject to possible redemption
Basis weighted average shares outstanding, Common stock	5,789,000	5,789,000	7,018,311	5,601,728	5,789,000
Diluted weighted average shares outstanding, Common stock	5,789,000	5,789,000		5,601,728	5,789,000
Basic net loss per share, Common stock	$ (0.77)		$ (0.76)	$ (0.96)	$ (0.45)
Diluted net loss per share, Common stock	$ (0.77)			$ (0.96)	$ (0.45)